Nature of Business and Basis of Presentation (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 10, 2013	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Number of shares acquired during period, value			$ 10,000
Equity ownership interest percentage for two entities		80.00%
Implied goodwill from transaction		$ 870,951	500,000
Implied value of the transaction combined with net assets assumed		625,000
Issued promissory note		500,000
Amortization of debt discount		273,458	721,360	$ 18,130
Accumulated deficit		$ 10,396,974	$ 10,225,051	$ 8,589,817
Instacash [Member]
Number of shares acquired during period	48	48
Number of shares acquired during period, value	$ 500,000	$ 500,000
Number of unit signing stock purchase agreement	800 units	800 units
Equity ownership interest percentage for two entities	80.00%	80.00%
Debt instruments maturity date	four month promissory note was extended on February 26, 2014 for an additional six months until August 28, 2014	four month promissory note was extended on February 26, 2014 for an additional six months until August 28, 2014